Average Annual Total Returns - FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO - FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO - Fidelity Natural Resources Fund
Apr. 29, 2024
Fidelity Natural Resources Fund | Return Before Taxes
Average Annual Return:
Past 1 year	6.40%
Past 5 years	14.54%
Past 10 years	2.94%
Fidelity Natural Resources Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.00%
Past 5 years	14.06%
Past 10 years	2.47%
Fidelity Natural Resources Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.07%
Past 5 years	11.61%
Past 10 years	2.19%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
GS006
Average Annual Return:
Past 1 year	3.66%
Past 5 years	13.13%
Past 10 years	2.85%